Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of loss per share

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Weighted average number of shares outstanding	118,332,562	174,860,545	543,086,157
Own shares	49,882	21,268	11,804
Weighted average number of shares outstanding (excluding treasury shares)	118,282,679	174,839,276	543,074,353

Net loss for the fiscal year	(31,164)	(24,216)	(17,026)
Basic loss per share (€/share)	(0.26)	(0.14)	(0.03)
Diluted loss per share (€/share)	(0.26)	(0.14)	(0.03)